DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES - Schedule of Revenues by Product (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Downstream
Gross Sales	$ 17,937	$ 14,053	$ 50,364	$ 41,198
Upstream
Upstream
Crude Oil	8,875	5,126	26,192	15,217
Natural Gas and Other	565	456	1,760	1,516
NGLs	221	192	1,074	1,248
Downstream
Crude Oil	8,875	5,126	26,192	15,217
Gross Sales	9,661	5,774	29,026	17,981
Upstream | Oil Sands
Upstream
Crude Oil	8,452	4,954	24,993	14,718
Natural Gas and Other	133	80	342	244
NGLs	78	143	637	912
Downstream
Crude Oil	8,452	4,954	24,993	14,718
Gross Sales	8,663	5,177	25,972	15,874
Upstream | Conventional
Upstream
Crude Oil	265	47	580	156
Natural Gas and Other	197	142	756	609
NGLs	51	23	174	171
Downstream
Crude Oil	265	47	580	156
Gross Sales	513	212	1,510	936
Upstream | Offshore
Upstream
Crude Oil	158	125	619	343
Natural Gas and Other	235	234	662	663
NGLs	92	26	263	165
Downstream
Crude Oil	158	125	619	343
Gross Sales	485	385	1,544	1,171
Downstream
Upstream
Crude Oil	651	408	1,416	1,214
Downstream
Gasoline	3,016	3,463	8,338	9,887
Distillates	2,970	3,158	8,004	8,667
Crude Oil	651	408	1,416	1,214
Asphalt	472	518	942	1,153
Other Products and Services	1,167	732	2,638	2,296
Gross Sales	8,276	8,279	21,338	23,217
Downstream | Canadian Refining
Upstream
Crude Oil	651	408	1,416	1,214
Downstream
Gasoline	42	70	187	181
Distillates	506	366	1,394	1,068
Crude Oil	651	408	1,416	1,214
Asphalt	203	197	364	397
Other Products and Services	237	157	573	399
Gross Sales	1,639	1,198	3,934	3,259
Downstream | U.S. Refining
Upstream
Crude Oil	0	0	0	0
Downstream
Gasoline	2,974	3,393	8,151	9,706
Distillates	2,464	2,792	6,610	7,599
Crude Oil	0	0	0	0
Asphalt	269	321	578	756
Other Products and Services	930	575	2,065	1,897
Gross Sales	$ 6,637	$ 7,081	$ 17,404	$ 19,958